Investment Properties (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commercial building [Member]
Statement Line Items [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%
Price per square meter	$ 1,122	$ 1,139
Impact on statement of income for the increase in price per square meter	2,006,330	2,031,248
Impact on statement of income for the decrease in price per square meter	$ (2,006,330)	$ (2,031,248)
Land [Member]
Statement Line Items [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%
Price per square meter	$ 203	$ 151
Impact on statement of income for the increase in price per square meter	564,901	1,034,274
Impact on statement of income for the decrease in price per square meter	$ (564,901)	$ (1,034,274)